WARRANTS (Details 1) (Warrant [Member ], USD $)	12 Months Ended
Dec. 31, 2012
Warrants granted, weighted average exercise price	$ 0.45
Maximum [Member]
Warrants granted, weighted average exercise price	$ 0.45
Warrants granted, weighted Average Fair Value	$ 0.26
Minimum [Member]
Warrants granted, weighted average exercise price
Warrants granted, weighted Average Fair Value